SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Schedule of weighted average useful lives of intangible assets

Purchased software	5.1 years
Radio spectrum license	15 years
Operating permits*	29.3 years
Contract backlog*	4.9 years
Customer relationships*	8.8 years
Licenses*	15 years
Supplier relationships*	10 years
Trade Names*	20 years
Platform software*	5 years
Non-complete agreements*	5 years
Internal use software	3.8 years
Customer contract*	6.5 years

*	Acquired in the acquisitions of subsidiaries.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Schedule of impairment charges associated with long-lived assets and acquired intangibles

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Impairment of equipment	—	—	35,793	5,486
Impairment of intangible assets	—	—	38,654	5,924
Impairment of other non-current assets	—	—	7,172	1,099

Schedule of total interest expenses capitalized during the period, the interest expenses

As a result of total interest costs capitalized during the period, the interest expense for the years ended December 31, 2018, 2019 and 2020, was as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds payable	150,098	223,832	223,785	34,297
Interest expense on convertible promissory notes	—	—	18,880	2,893
Interest expense on bank and other borrowings	19,395	14,212	39,424	6,042
Interest expense on finance leases	79,935	120,185	130,196	19,953
Total interest costs	249,428	358,229	412,285	63,185
Less: Total interest costs capitalized	(13,362)	(12,274)	(31,676)	(4,854)
Interest expense, net	236,066	345,955	380,609	58,331